CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Services and other revenue - DISH Network	$ 449,547	$ 518,853	$ 487,985
Services and other revenue - other	1,103,127	1,095,249	1,077,101
Equipment revenue - DISH Network	8,840	10,752	31,943
Equipment revenue - other	238,279	212,278	210,948
Total revenue	1,799,793	1,837,132	1,807,977
Costs and Expenses:
Cost of sales - services and other (exclusive of depreciation and amortization)	517,957	525,471	535,918
Cost of sales - equipment (exclusive of depreciation and amortization)	204,753	195,537	209,022
Selling, general and administrative expenses	281,048	276,616	264,610
Research and development expenses	31,170	26,377	20,192
Depreciation and amortization	414,133	430,127	452,138
Total costs and expenses	1,449,061	1,454,128	1,481,880
Operating income	350,732	383,004	326,097
Other Income (Expense):
Interest income	12,598	4,416	3,234
Interest expense, net of amounts capitalized	(187,198)	(169,150)	(191,258)
Loss from partial redemption of debt	0	(5,044)	0
Gains (losses) on marketable investment securities, net	6,995	(6,463)	(32)
Other-than-temporary impairment loss on available-for-sale securities	0	(6,139)	0
Equity in earnings of unconsolidated affiliate	9,444	8,502	5,121
Other, net	2,909	2,222	(485)
Total other expense, net	(155,252)	(171,656)	(183,420)
Income before income taxes	195,480	211,348	142,677
Income tax provision, net	(73,759)	(72,364)	(40,095)
Net income	121,721	138,984	102,582
Less: Net income attributable to noncontrolling interests	1,706	1,617	1,389
Net income attributable to HSS	120,015	137,367	101,193
Comprehensive Income:
Net income	121,721	138,984	102,582
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(5,377)	(25,012)	(8,789)
Unrealized gains (losses) on available-for-sale securities and other	1,584	(4,202)	(4,182)
Recognition of other-than-temporary loss on available-for-sale securities in net income	0	6,139	0
Recognition of realized (gains) losses on available-for-sale securities in net income	(2,996)	(15)	32
Total other comprehensive loss, net of tax	(6,789)	(23,090)	(12,939)
Comprehensive income	114,932	115,894	89,643
Less: Comprehensive income attributable to noncontrolling interests	1,520	1,297	1,152
Comprehensive income attributable to HSS	$ 113,412	$ 114,597	$ 88,491